PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net PP&E		R$ 2,410		R$ 2,419
Depreciation		(172)		(171)		R$ (181)
Transfers / Capitalizations	[1]					(2)
Disposals		(12)		(15)		8
Additions		176		182		132
Property plant and equipment, Beginning balance		2,419		2,407		2,450
Property plant and equipment, Ending balance		2,411		2,419		2,407
Bargain purchase				43
Write off	[2]			16
Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		2,031		2,113
Property plant and equipment, Beginning balance		2,113		2,230		2,317
Depreciation		(172)		(171)		(181)
Property plant and equipment, Ending balance		2,031		2,113		2,230
Transfers / Capitalizations		102		69		77	[1]
Disposals		(12)		(15)		(3)
Additions						20
Bargain purchase				43
Investment property under construction or development [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		306		177		133
Property plant and equipment, Ending balance		380		306		177
Transfers / Capitalizations		(102)		(69)		(79)	[1]
Disposals						11
Additions		176		182		112
Write off	[2]			16
Investments Property Under Construction Or Development [Member]
IfrsStatementLineItems [Line Items]
Net PP&E		379		306
Land [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		217		220
Property plant and equipment, Beginning balance		220	[3],[4]	224	[4]	229	[5]
Depreciation		(3)	[3]	(3)	[4]	(4)	[5]
Property plant and equipment, Ending balance		217	[3]	220	[3],[4]	224	[4]
Transfers / Capitalizations		7
Disposals				(1)		(1)
Reservoirs, dams and watercourses [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		870		944
Property plant and equipment, Beginning balance		944		1,020		1,080
Depreciation		(81)		(81)		(80)
Property plant and equipment, Ending balance		870		944		1,020
Transfers / Capitalizations				5		20	[1]
Buildings works and improvements [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		233		248
Property plant and equipment, Beginning balance		248		264		274
Depreciation		(17)		(17)		(18)
Property plant and equipment, Ending balance		233		248		264
Transfers / Capitalizations		2		1		8	[1]
Machinery and equipment [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		706		697
Property plant and equipment, Beginning balance		697		717		729
Depreciation		(70)		(69)		(79)
Property plant and equipment, Ending balance		706		697		717
Transfers / Capitalizations		91		63		49	[1]
Disposals		(12)		(14)		(2)
Additions						20
Bargain purchase				43
Vehicle [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		2		1
Property plant and equipment, Beginning balance		1		2		2
Depreciation		(1)		(1)
Property plant and equipment, Ending balance		2		1		2
Transfers / Capitalizations		2
Furniture and utensils [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		3		3
Fixtures and fittings [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning balance		3		3		3
Property plant and equipment, Ending balance		3		3		R$ 3
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Net PP&E		7,815		7,641
Gross carrying amount [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		7,436		7,335
Gross carrying amount [member] | Investment property under construction or development [member]
IfrsStatementLineItems [Line Items]
Net PP&E		379		306
Gross carrying amount [member] | Land [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		247		246
Gross carrying amount [member] | Reservoirs, dams and watercourses [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		3,303		3,296
Gross carrying amount [member] | Buildings works and improvements [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		1,092		1,086
Gross carrying amount [member] | Machinery and equipment [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		2,765		2,673
Gross carrying amount [member] | Vehicle [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		15		20
Gross carrying amount [member] | Furniture and utensils [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		14		14
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Net PP&E		(5,405)		(5,222)
Accumulated depreciation and amortisation [member] | Land [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		(30)		(26)
Accumulated depreciation and amortisation [member] | Reservoirs, dams and watercourses [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		(2,433)		(2,352)
Accumulated depreciation and amortisation [member] | Buildings works and improvements [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		(859)		(838)
Accumulated depreciation and amortisation [member] | Machinery and equipment [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		(2,059)		(1,976)
Accumulated depreciation and amortisation [member] | Vehicle [Member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		(13)		(19)
Accumulated depreciation and amortisation [member] | Furniture and utensils [member] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Net PP&E		R$ (11)		R$ (11)

[1]	Reversal of a provision previously recognized for impairment of works in progress assets.
[2]	Reversal of a provision previously recognized for impairment of works in progress assets.
[3]	Certain land linked to concession agreements with no indemnity provision is amortized over the concession period.
[4]	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.
[5]	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.